Warrants - Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model (Details)	Mar. 31, 2025
Expected term (in years) [Member] | GEM Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	3
Expected term (in years) [Member] | Public Warrants and Private Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	5
Expected term (in years) [Member] | Common Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	5
Expected term (in years) [Member] | PA Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	5
Volatility [Member] | GEM Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	59.84
Volatility [Member] | Public Warrants and Private Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	59.84
Volatility [Member] | Common Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	63.84
Volatility [Member] | PA Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	63.84
Risk-free Interest Rate [Member] | GEM Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	3.94
Risk-free Interest Rate [Member] | Public Warrants and Private Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	3.59
Risk-free Interest Rate [Member] | Common Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	4.8
Risk-free Interest Rate [Member] | PA Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants	4.8
Dividend yield [Member] | GEM Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants
Dividend yield [Member] | Public Warrants and Private Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants
Dividend yield [Member] | Common Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants
Dividend yield [Member] | PA Warrants [Member]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model [Line Items]
Initial fair value of warrants